Intangible Assets, Net - Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Intangible Assets, Stated at Cost Less Accumulated Amortization [Abstract]
Software and technology	¥ 1,509,433		¥ 1,509,433
Less: accumulated amortization	(1,006,288)		(855,345)
Total expected amortization expense	¥ 503,145	$ 74,154	¥ 654,088